Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	THE BOND FUND OF AMERICA
Entity Central Index Key	0000013075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 15, 2024
Document Effective Date	Mar. 01, 2024
Prospectus Date	Mar. 01, 2024
BOND FUND OF AMERICA | Class A
Prospectus:
Trading Symbol	ABNDX
BOND FUND OF AMERICA | Class R-1
Prospectus:
Trading Symbol	RBFAX
BOND FUND OF AMERICA | Class R-2
Prospectus:
Trading Symbol	RBFBX
BOND FUND OF AMERICA | Class R-3
Prospectus:
Trading Symbol	RBFCX
BOND FUND OF AMERICA | Class R-4
Prospectus:
Trading Symbol	RBFEX
BOND FUND OF AMERICA | Class R-5
Prospectus:
Trading Symbol	RBFFX
BOND FUND OF AMERICA | Class C
Prospectus:
Trading Symbol	BFACX
BOND FUND OF AMERICA | Class F-1
Prospectus:
Trading Symbol	BFAFX
BOND FUND OF AMERICA | Class 529-A
Prospectus:
Trading Symbol	CFAAX
BOND FUND OF AMERICA | Class 529-C
Prospectus:
Trading Symbol	CFACX
BOND FUND OF AMERICA | Class 529-E
Prospectus:
Trading Symbol	CFAEX
BOND FUND OF AMERICA | Class 529-F-1
Prospectus:
Trading Symbol	CFAFX
BOND FUND OF AMERICA | Class F-2
Prospectus:
Trading Symbol	ABNFX
BOND FUND OF AMERICA | Class R-6
Prospectus:
Trading Symbol	RBFGX
BOND FUND OF AMERICA | Class R-2E
Prospectus:
Trading Symbol	RBEBX
BOND FUND OF AMERICA | Class R-5E
Prospectus:
Trading Symbol	RBFHX
BOND FUND OF AMERICA | Class F-3
Prospectus:
Trading Symbol	BFFAX
BOND FUND OF AMERICA | Class 529-T
Prospectus:
Trading Symbol	TFBFX
BOND FUND OF AMERICA | Class T
Prospectus:
Trading Symbol	TBFFX
BOND FUND OF AMERICA | Class 529-F-2
Prospectus:
Trading Symbol	FFBOX
BOND FUND OF AMERICA | Class 529-F-3
Prospectus:
Trading Symbol	FBOFX